                                                                                          Registration No. 33-15489
                                                                                                  File No. 811-5225

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                     [   ]

         Pre-Effective Amendment No. ____                                                                   [   ]

         Post-Effective Amendment No. 50                                                                    [ X ]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                 [   ]

         Amendment No. 52                                                                                   [ X ]

                                         OPPENHEIMER QUEST FOR VALUE FUNDS
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

                                                  (303) 768-3200
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                               (Registrant's Telephone Number, including Area Code)

                                               Robert G. Zack, Esq.

                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

       [  ]   Immediately upon filing  pursuant to paragraph (b)
       [X ]   On February 28, 2002 pursuant to paragraph (b)
       [  ]   60 days after filing pursuant to paragraph (a)(1)
       [  ]   On ___________ pursuant to paragraph (a)(1)
       [  ]   75 days after filing pursuant to paragraph (a)(2)
       [  ]   On _______________ pursuant to paragraph (a)(2)
       of Rule 485

If appropriate, check the following box:

       [  ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.